Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
25.
Subsequent Events

On October 1, 2025, the Company and Volato entered into an amendment to the Aircraft Management Services Agreement, dated September 2, 2024 (as amended) between the Company and Volato Group, Inc. (the “Amendment”).

Pursuant to the Amendment, Volato granted the Company the right to purchase from Volato certain aviation-related assets and assume certain obligations related to aviation-related assets (the “flyExclusive Option”), and the Company granted Volato the right to sell to the Company certain aviation-related assets and assign certain obligations of Volato (the “Volato Option,” and collectively with the flyExclusive Option, the “Asset Options”). The Volato Option is exercisable by Volato beginning on the effective date of the Amendment and ends on the earlier of (i) the end of the Term (defined below), (ii) the day immediately prior to the beginning of the exercise period of the flyExclusive Option, and (iii) the completion of the Merger Option. The flyExclusive Option is exercisable by the Company beginning six months following the completion of any change of control of Volato and will expire simultaneously with the end of the Term (as defined below). The Volato Merger (as defined below), if consummated, would constitute a change of control under the Amendment, triggering the beginning of the exercise date of the flyExclusive Option as March 31, 2026. In addition, the term of the Volato Agreement (the “Term”) was extended to the sooner of (i) September 1, 2026, (ii) the consummation of the asset purchase agreement applicable to the Asset Options, subject to an exercise of either of the Asset Options or (iii) the consummation of the merger (or any substantially similar transaction) of Volato and M2i Global, Inc. (the “Volato Merger”) pursuant to an Agreement and Plan of Merger among them, dated as of July 28, 2025, subject to the exercise of the Merger Option. In consideration for the Amendment, including the transfer of assets envisioned by the flyExclusive Option and the settlement of certain outstanding accounts between Volato and the Company, and the grant by Volato to the Company of certain additional rights, the Company will pay Volato $4.1 million, $2.1 million of which was payable on the date of the Amendment. The Company may pay, in its discretion, some or all of the consideration in cash or shares of its Class A common stock. The Company elected to pay all of the $2.1 million in shares of its Class A common stock and issued an aggregate of 432,099 shares to Volato in October 2025.

As previously reported, on February 13, 2025, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) by and among the Company, FlyX Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of flyExclusive (“Merger Sub”), Jet.AI Inc., a Delaware corporation (“Jet.AI”) and Jet.AI SpinCo, Inc., a Delaware corporation, and a wholly owned subsidiary of Jet.AI (“SpinCo”), pursuant to which (i) as a condition to closing the transaction, Jet.AI will distribute all of the shares of SpinCo, on a pro rata basis, to the stockholders of Jet.AI (the “Distribution”) and (ii) the Merger Sub will merge with and into SpinCo (the “Merger”) with SpinCo surviving the Merger as a wholly owned subsidiary of the Company. The parties to the Merger Agreement entered into an Amended and Restated Agreement and Plan of Merger and Reorganization (the “A&R Merger Agreement”) on May 6, 2025 and executed Amendment No. 1 to the A&R Merger Agreement on July 30, 2025.

On October 10, 2025, the parties to the A&R Merger Agreement, as amended, executed Amendment No. 2 to the A&R Merger Agreement, as amended, to extend the Outside Date (as defined in the A&R Merger Agreement) from October 31, 2025 to December 31, 2025 (“Amendment No. 2”). Amendment No. 2 was executed in part as a result of the ongoing federal government shutdown, which if prolonged could result in the necessity for a subsequent extension of the Outside Date.

26.
Subsequent Events

On February 13, 2025, flyExclusive entered into an Agreement and Plan of Merger and Reorganization, as may be amended from time to time (the “Merger Agreement”), by and among flyExclusive, FlyX Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of flyExclusive (“Merger Sub”), Jet.AI Inc., a Delaware corporation (“Jet.AI”), and Jet.AI SpinCo, Inc., a Delaware corporation, and a wholly owned subsidiary of Jet.AI (“SpinCo”), pursuant to which (i) as a condition to closing the transaction, Jet.AI will distribute all of the shares of SpinCo, on a pro rata basis, to the stockholders of Jet.AI (the “Distribution”) and (ii) the Merger Sub will merge with and into SpinCo (the “Merger” and, together with the Distribution and all other transactions contemplated under the Merger Agreement, the “Transactions”) with SpinCo surviving the Merger as a wholly owned subsidiary of flyExclusive.

The Merger will become effective at the time the Certificate of Merger has been duly filed with the Secretary of State of the State of Delaware or such other date and time as is agreed upon by Jet.AI and flyExclusive and specified in the Certificate of Merger in accordance with the General Corporation Law of the State of Delaware (“DGCL”) (such date, the “Closing Date”, and such time, the “Effective Time”). At the Effective Time, the holders of common stock of SpinCo, $0.001 par value per share (“SpinCo common stock”), will have their SpinCo common stock converted on a pro rata basis into the right to receive shares (the “Merger Shares”) of Class A common stock of flyExclusive, based on the exchange ratio which will be calculated at the closing of the Merger and will be the quotient of the “Merger Consideration Shares” (as defined in the Merger Agreement) divided by the total outstanding shares of SpinCo common stock.

The Company has filed an initial Form S-4 related to the Merger Agreement with the Securities and Exchange Commission, and anticipates that the transaction will close and receive regulatory approval during 2025.

Effective March 7, 2025, flyExclusive entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an individual investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell to the Purchaser 2,000,000 shares of the Company’s Class A common stock at a per share purchase price of $2.90, which was equal to the undiscounted market price on the date the parties agreed to pursue the transaction, resulting in gross proceeds to the Company of $5.8 million, subject to the payment of transaction expenses. The transaction simultaneously closed on March 7, 2025.

Effective March 7, 2025, the Company paid down in full our outstanding LOC Master Note by liquidating certain investments in securities.

On March 21, 2025, LGM, JetShare, ETG and the Administrative Agent entered into the Second Amendment to Senior Secured Note (the “Second Amendment”) to, effective as of December 31, 2024 among other things, (i) extend the maturity date of the note issued in December 2023, from December 31, 2024 to January 1, 2027, (ii) increase the Back End Fee (as defined in the Senior Secured Note) payable to the Administrative Agent when payment in full occurs to 3.00% of the initial Outstanding Principal Amount (as defined in the Senior Secured Note), and (iii) added an affirmative covenant whereby LGM is to provide the Noteholders after the end of each calendar quarter, a certificate of the Borrower calculating the LTV Ratio as at the end of such calendar quarter, and if the LTV Ratio exceeds 85%, then the Borrower must, on such date, pay to the Administrative Agent the amount required such that the LTV Ratio is equal to or less than 85%. The LTV Ratio is the ratio of (a) the outstanding principal amount after application of any mandatory prepayments required to be made pursuant the terms of the Senior Secured Note to (b) the sum of the then current retail value of the aircraft owned in whole or fractionally by Jetshare at such time of determination, multiplied in the case of fractional ownership in an aircraft by the ownership percentage retained by Jetshare in such aircraft at such time of determination. The Second Amendment also includes a limited waiver of any Default or Event of Default arising from the LGM or Jetshare’s failure to pay when due and/or the continuing failure to pay. All other terms of the note remain unchanged.

On March 21, 2025, the Company and EGA Sponsor entered into a Securities Purchase Agreement whereby they cancelled the EGA Sponsor Note in exchange for 4,227 shares of the Company's Series B Preferred Stock and warrants to purchase up to 1,268,100 shares of the Company's Class A common stock, $0.0001 par value per share. The number of shares of Series B Preferred Stock was determined by dividing the principal and accrued interest outstanding under the December 2023 Promissory Note by $1,000. There was approximately $4,227 in principal and accrued interest outstanding under the EGA Sponsor Note, which resulted in the issuance of 4,227 shares of Series B Preferred Stock. The warrants have an exercise price of $0.01 per share and are exercisable until the fifth anniversary of their issuance. The shares and warrants were issued in a private placement pursuant to Section 4(a)(2) of the Securities Act. In connection with the transaction, the Company amended the Certificate of Designation of the Series B Preferred Stock to increase the authorized number of shares of Series B Preferred Stock from 25,510 shares to 29,737 shares.